Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01per share
Amount Registered | shares	3,291,524
Maximum Aggregate Offering Price	$ 728,661,125.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 111,558.02
Offering Note
(1)    Excludes 408,476 Shares that remained available for grant under InterDigital's 2017 Equity Incentive Plan as of March 31, 2025.
(2) Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock reported on the Nasdaq Stock Market on June 4, 2025, which was $221.38 per share. Pursuant to Rule 416 of the Securities Act, this Registration Statement on Form S-8 also includes additional shares of Common Stock that may become issuable by reason of any stock dividend, stock split, recapitalization or similar adjustments.